UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21511

Lazard Global Total Return and Income Fund, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices)  (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2023

Item 1. Schedule of Investments.

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments

September 30, 2023 (unaudited)

Description	Shares	Fair Value
Common Stocks | 98.8%
Australia | 1.0%
Computershare Ltd.	120,646	$2,018,124
Canada | 4.8%
Dollarama, Inc.	43,538	2,999,659
National Bank of Canada	61,189	4,064,851
Toromont Industries Ltd.	36,506	2,973,159
		10,037,669
China | 2.5%
NXP Semiconductors NV	15,872	3,173,130
Tencent Holdings Ltd.	52,200	2,023,014
		5,196,144
Denmark | 0.8%
Carlsberg AS, Class B	13,665	1,721,941
Finland | 0.8%
Kone Oyj, Class B	41,196	1,736,966
France | 4.5%
Legrand SA	19,559	1,795,061
LVMH Moet Hennessy Louis Vuitton SE	4,026	3,037,322
Pernod Ricard SA	11,780	1,960,909
Thales SA	18,520	2,598,602
		9,391,894
Germany | 0.9%
Merck KGaA	11,295	1,887,856
Hong Kong | 0.9%
AIA Group Ltd.	240,000	1,941,376
India | 1.3%
HDFC Bank Ltd. ADR	46,364	2,735,940
Japan | 3.2%
BayCurrent Consulting, Inc.	42,600	1,423,404
Kadokawa Corp.	87,000	1,740,135
Nintendo Co. Ltd.	52,600	2,191,329
Shimano, Inc.	9,400	1,269,261
		6,624,129
Netherlands | 3.5%
ASM International NV	5,021	2,096,765
Wolters Kluwer NV	43,017	5,209,605
		7,306,370
Spain | 1.1%
Industria de Diseno Textil SA	62,015	2,308,156
Sweden | 1.6%
Assa Abloy AB, Class B	57,915	1,261,726
Hexagon AB, B Shares	245,586	2,090,163
		3,351,889
Description	Shares	Fair Value
Switzerland | 4.2%
ABB Ltd.	96,731	$3,456,803
Partners Group Holding AG	2,303	2,591,452
Swatch Group AG	10,501	2,692,364
		8,740,619
Taiwan | 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	42,003	3,650,061
United Kingdom | 6.8%
Coca-Cola Europacific Partners PLC	45,704	2,855,586
Diageo PLC	72,849	2,686,586
RELX PLC	138,697	4,680,611
Unilever PLC	79,529	3,924,608
		14,147,391
United States | 59.2%
Accenture PLC, Class A	18,065	5,547,942
Alphabet, Inc., Class A (*)	68,138	8,916,539
Amazon.com, Inc. (*)	52,957	6,731,894
Amphenol Corp., Class A	32,445	2,725,056
Aon PLC, Class A	14,877	4,823,421
Avery Dennison Corp.	9,949	1,817,384
Bank of America Corp.	76,932	2,106,398
Booz Allen Hamilton Holding Corp.	39,720	4,340,204
BRP, Inc.	23,713	1,794,908
Charles Schwab Corp.	48,802	2,679,230
Coca-Cola Co.	64,257	3,597,107
Danaher Corp.	18,321	4,545,440
Deere & Co.	6,207	2,342,398
Estee Lauder Cos., Inc., Class A	14,658	2,118,814
Intercontinental Exchange, Inc.	36,727	4,040,704
IQVIA Holdings, Inc. (*)	20,953	4,122,503
Johnson & Johnson	27,839	4,335,924
McDonald’s Corp.	11,099	2,923,921
Microsoft Corp.	29,352	9,267,894
Motorola Solutions, Inc.	14,894	4,054,743
NIKE, Inc., Class B	22,454	2,147,051
Procter & Gamble Co.	23,941	3,492,034
PTC, Inc. (*)	20,645	2,924,984
Rockwell Automation, Inc.	9,768	2,792,378
S&P Global, Inc.	9,689	3,540,457
Sysco Corp.	23,304	1,539,229
Texas Instruments, Inc.	20,684	3,288,963
Thermo Fisher Scientific, Inc.	9,383	4,749,393
TopBuild Corp. (*)	7,246	1,823,094
UnitedHealth Group, Inc.	6,192	3,121,944
Visa, Inc., A Shares	19,486	4,481,975

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2023 (unaudited)

Description	Shares	Fair Value
Warner Music Group Corp., Class A	38,206	$1,199,668
Wells Fargo & Co.	60,511	2,472,479
Zoetis, Inc.	17,595	3,061,178
		123,467,251
Total Common Stocks (Cost $156,603,862)		206,263,776

Description	Principal Amount (000) («)	Fair Value
Foreign Government Obligations | 7.9%
Brazil | 3.1%
Brazil Notas do Tesouro Nacional:
10.00%, 01/01/27	7,396	$1,435,870
10.00%, 01/01/29	26,360	4,978,459
		6,414,329
Indonesia | 0.7%
Indonesia Treasury Bonds, 8.375%, 09/15/26	22,166,000	1,507,876
Malaysia | 2.1%
Malaysia Government Bonds:
3.502%, 05/31/27	10,260	2,169,891
3.733%, 06/15/28	10,500	2,230,131
		4,400,022
Mexico | 1.2%
Mexico Bonos, 7.75%, 05/29/31	49,000	2,482,594
South Africa | 0.8%
South Africa Government Bonds, 10.50%, 12/21/26	32,000	1,738,618
Total Foreign Government Obligations (Cost $18,991,479)		16,543,439

Description	Shares	Fair Value
Short-Term Investments | 6.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.28% (7 day yield) (Cost $13,460,864)	13,460,864	$13,460,864
Total Investments | 113.2% (Cost $189,056,205) (»)		$236,268,079
Liabilities in Excess of Cash and Other Assets | (13.2)%		(27,578,226)
Net Assets | 100.0%		$208,689,853

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (concluded)

September 30, 2023 (unaudited)

Forward Currency Contracts open at September 30, 2023

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CLP	3,998,516,250	USD	4,525,000	CIT	02/23/24	$—	$70,286
CNY	19,512,000	USD	2,710,000	HSB	02/05/24	—	5,327
CNY	24,654,745	USD	3,623,300	HSB	02/05/24	—	205,761
COP	10,165,699,430	USD	2,440,170	CIT	11/28/23	14,578	—
COP	10,056,900,000	USD	2,435,085	JPM	10/30/23	10,171	—
HUF	1,749,757,107	USD	4,858,400	CIT	11/28/23	—	155,216
IDR	73,902,495,000	USD	4,761,820	CIT	12/27/23	7,069	—
ILS	16,421,616	USD	4,355,000	CIT	06/18/24	7,790	—
INR	542,269,070	USD	6,492,071	CIT	01/16/24	—	1,145
KRW	4,314,804,000	USD	3,254,000	HSB	11/06/23	—	58,630
KZT	2,686,204,800	USD	5,472,000	SCB	03/20/24	—	219,848
MXN	84,776,286	USD	4,810,957	HSB	12/27/23	—	15,475
PEN	8,907,597	USD	2,275,830	CIT	11/03/23	71,734	—
PHP	181,115,290	USD	3,262,163	JPM	12/13/23	—	63,122
PLN	8,900,845	USD	2,057,000	CIT	01/29/24	—	28,750
PLN	9,779,888	USD	2,408,763	CIT	01/29/24	—	180,204
RON	22,951,768	EUR	4,570,927	JPM	04/29/24	—	17,428
RON	4,752,300	USD	1,052,227	JPM	11/06/23	—	42,854
SGD	4,320,380	USD	3,275,000	SCB	01/31/24	—	96,675
THB	54,177,540	USD	1,577,414	CIT	02/28/24	—	69,393
THB	101,431,990	USD	2,882,000	CIT	02/28/24	—	58,661
USD	965,213	BRL	4,973,258	HSB	11/16/23	—	18,397
UYU	214,972,580	USD	5,499,849	JPM	03/27/24	—	40,227
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$111,342	$1,347,399

Currency Abbreviations:
BRL	— Brazilian Real
CLP	— Chilean Peso
CNY	— Chinese Renminbi
COP	— Colombian Peso
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
KRW	— South Korean Won
KZT	— Kazakhstan Tenge
MXN	— Mexican New Peso
PEN	— Peruvian New Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
SGD	— Singapore Dollar
THB	— Thai Baht
USD	— United States Dollar
UYU	— Uruguayan Peso
Counterparty Abbreviations:
CIT	— Citibank N.A.
HSB	— HSBC Bank USA N.A.
JPM	— JPMorgan Chase Bank N.A.
SCB	— Standard Chartered Bank

Lazard Global Total Return and Income Fund, Inc.

Notes to Portfolio of Investments

September 30, 2023 (unaudited)

(*)	Non-income producing security.
(«)	Principal amount denominated in respective country’s currency.
(»)	The Fund, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ADR	- American Depositary Receipt

Portfolio holdings by industry † (as a percentage of net assets):
Common Stocks:
Aerospace & Defense	1.2%
Banks	5.5
Beverages	6.1
Broadline Retail	4.7
Building Products	0.6
Capital Markets	6.2
Communications Equipment	1.9
Consumer Staples Distribution & Retail	0.7
Containers & Packaging	0.9
Electrical Equipment	3.9
Electronic Equipment, Instruments & Components	2.3
Entertainment	1.6
Financial Services	2.1
Health Care Providers & Services	1.5
Hotels, Restaurants & Leisure	1.4
Household Durables	0.9
Household Products	1.7
Insurance	3.2
Interactive Media & Services	5.2
IT Services	2.7
Leisure Products	1.5
Life Sciences Tools & Services	6.4
Machinery	2.0
Media	0.8
Personal Care Products	2.9
Pharmaceuticals	4.4
Professional Services	8.5
Semiconductors & Semiconductor Equipment	5.9
Software	5.8
Specialty Retail	1.1
Textiles, Apparel & Luxury Goods	3.8
Trading Companies & Distributors	1.4
Subtotal	98.8
Foreign Government Obligations	7.9
Short-Term Investments	6.5
Total Investments	113.2%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a)   The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 24, 2023

By:	/s/ Christina Kennedy
Christina Kennedy
Chief Financial Officer

Date: November 24, 2023